Expense Example - Investor A, C and Institutional - BlackRock Advantage Small Cap Core Fund	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	785
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	1,674
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	$ 2,002